Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets rollforward
The Company’s goodwill related to the acquisitions of PartnerRe SA, Winterthur Re, Paris Re and Presidio and intangible assets related to the acquisitions of Paris Re, Presidio, Aurigen and Claims Analytics at December 31, 2021, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible assets	Total intangible assets
Balance at December 31, 2018	$456,380	$119,344	$9,555	$128,899
Foreign currency translation	—	73	—	73
Intangible assets amortization	n/a	(11,434)	n/a	(11,434)
Balance at December 31, 2019	$456,380	$107,983	$9,555	$117,538
Foreign currency translation	—	119	—	119
Intangible assets amortization	n/a	(9,988)	n/a	(9,988)
Balance at December 31, 2020	$456,380	$98,114	$9,555	$107,669
Foreign currency translation	—	10	—	10
Intangible assets amortization	n/a	(8,861)	n/a	(8,861)
Balance at December 31, 2021	$456,380	$89,263	$9,555	$98,818

n/a: Not applicable

Carrying value and accumulated amortization of intangible assets
The gross carrying value and accumulated amortization of intangible assets included in the Consolidated Balance Sheets at December 31, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	December 31, 2021			December 31, 2020
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Definite-lived intangible assets:
Renewal rights	$48,163	$(40,786)	$7,377	$48,163	$(38,205)	$9,958
Customer relationships	67,748	(52,661)	15,087	67,738	(47,867)	19,871
Life VOBA	75,583	(8,784)	66,799	75,583	(7,298)	68,285
Total definite-lived intangible assets	$191,494	$(102,231)	$89,263	$191,484	$(93,370)	$98,114
Indefinite-lived intangible assets:
Insurance licenses	9,555	n/a	9,555	9,555	n/a	9,555
Total intangible assets	$201,049	$(102,231)	$98,818	$201,039	$(93,370)	$107,669

n/a: Not applicable

Allocation of goodwill by segment
The allocation of the goodwill to the Company’s segments at December 31, 2021 and 2020 was as follows (in thousands of U.S. dollars):

	2021	2020
P&C segment	$242,376	$242,376
Specialty segment	196,047	196,047
Life and Health segment	17,957	17,957
Total	$456,380	$456,380

Estimated future amortization expense	The estimated future amortization expense related to the Company’s definite-lived intangible assets is as follows (in thousands of U.S. dollars):

Year	VOBA	Other definite- lived intangible assets	Total definite- lived intangible assets
2022	$2,478	$6,423	$8,901
2023	2,272	5,641	7,913
2024	2,296	4,960	7,256
2025	2,070	4,367	6,437
2026	1,892	402	2,294
Thereafter	55,791	671	56,462
Total	$66,799	$22,464	$89,263